Note 9 - Employee Benefits - Restricted Stock Activity (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Granted (in shares)		0	0
The 2017 Stock Incentive Plan [Member]
Balance (in shares)	185,098
Balance, weighted-average grant date fair value (in dollars per share)	$ 2.52
Granted (in shares)	363,365
Granted, weighted-average grant date fair value (in dollars per share)	$ 3.50
Vested (in shares)	(62,004)
Vested, weighted-average grant date fair value (in dollars per share)	$ 2.51
Forfeited (in shares)	(2,975)
Forfeited, weighted-average grant date fair value (in dollars per share)	$ 3.18
Balance (in shares)	483,484	185,098
Balance, weighted-average grant date fair value (in dollars per share)	$ 3.25	$ 2.52